Commitments and Contingencies - Guarantees (Details) (Guarantee of Business Revenue [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Guarantee of Business Revenue [Member]
Guarantor Obligations [Line Items]
Guarantees, Fair Value Disclosure	$ 6.8	$ 2.7